Segment Reporting (Details) - Schedule of segment information provided to the Group CEO - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Schedule of segment information provided to the Group CEO [Abstract]
Subscription revenue	R 3,010,072	R 2,568,165
Other revenue	72,709	71,055
Vehicle sales	250,845	67,310
Delivery service	173,441	39,621
Segment revenue	3,507,067	2,746,151
Segment operating profit/ (loss)	881,915	699,125
Depreciation and amortization	544,931	497,359
Capital expenditure	626,309	596,450
Cartrack [Member]
Schedule of segment information provided to the Group CEO [Abstract]
Subscription revenue	3,003,931	2,565,745
Other revenue	72,709	71,055
Vehicle sales
Delivery service
Segment revenue	3,076,640	2,636,800
Segment operating profit/ (loss)	914,981	715,336
Depreciation and amortization	541,238	497,161
Capital expenditure	605,716	594,171
Carzuka [Member]
Schedule of segment information provided to the Group CEO [Abstract]
Subscription revenue
Other revenue
Vehicle sales	250,845	67,310
Delivery service
Segment revenue	250,845	67,310
Segment operating profit/ (loss)	(37,813)	(13,302)
Depreciation and amortization	2,133	97
Capital expenditure	12,074	1,916
Karooooo Logistics [Member]
Schedule of segment information provided to the Group CEO [Abstract]
Subscription revenue	6,141	2,420
Other revenue
Vehicle sales
Delivery service	173,441	39,621
Segment revenue	179,582	42,041
Segment operating profit/ (loss)	4,747	(2,909)
Depreciation and amortization	1,560	101
Capital expenditure	R 8,519	R 363